Corporate information (Narrative) (Details) - $ / shares		12 Months Ended
	Oct. 28, 2022	Sep. 30, 2023
Corporate Information [Abstract]
Description of reverse stock split	In connection with KWESST's listing application on Nasdaq, we effected a one for seventy (1-for-70) reverse stock split of its common stock on October 28, 2022 (the "Reverse Split").
Conversion rate for each warrant from one common share		$ 0.01428571